Licensing Arrangement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Licensing revenue	$ 18	$ 89	$ 36	$ 24,657
PIP study costs			621
Supply chain costs			839
License and Assignment Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Licensing revenue			$ 21
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing			70.00%